                                                   As filed pursuant to Rule 497
                                                   SEC File No. 002-86837


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
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                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE AMERICAN PATHWAY VARIABLE ANNUITY)

         Supplement to the American Pathway Prospectus Dated May 1, 2000

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     The table on page 7 of the Prospectus titled "ANNUAL OPERATING EXPENSES OF
ANCHOR PATHWAY FUND" is replaced with the following and all other assumptions and notes remain unchanged:


                                                                                               HIGH-         U.S.
                                                                   GROWTH          ASSET       YIELD      GOVERNMENT/       CASH
                                       GROWTH    INTERNATIONAL     INCOME       ALLOCATION     BOND        AAA RATED     MANAGEMENT
                                       SERIES       SERIES         SERIES         SERIES      SERIES        SERIES         SERIES
                                       ------    -------------  ------------    ----------    ------     ------------    ---------
Investment Advisory Fee
                                        0.30%        0.60%         0.30%           0.31%       0.32%        0.33%          0.32%
Business Management Fee
                                        0.20%        0.24%         0.20%           0.21%       0.22%        0.22%          0.22%
Other Expenses:
   Custodian and trustee fees           0.03%        0.18%         0.03%           0.05%       0.07%        0.07%          0.05%
   Auditing and legal fees              0.00%        0.01%         0.00%           0.03%       0.04%        0.05%          0.04%
   Other Expenses                       0.01%        0.01%         0.01%           0.00%       0.01%        0.00%          0.01%
Total Fund Operating Expenses           0.54%        1.04%         0.54%           0.60%       0.66%        0.67%          0.64%

     The tables on page 8 of the Prospectus titled "EXAMPLES" are replaced with the following and all other assumptions and notes remain unchanged:

                           SERIES                           1 YEAR             3 YEARS            5 YEARS        10 YEARS
                           ------                           -------            --------          --------        --------
        Growth                                              (a) $68            (a) $109          (a) $151        (a) $221
                                                            (b) $18            (b)  $59          (b) $101        (b) $221
        International                                       (a) $73            (a) $124          (a) $177        (a) $273
                                                            (b) $23            (b)  $74          (b) $127        (b) $273
        Growth-Income                                       (a) $68            (a) $109          (a) $151        (a) $221
                                                            (b) $18            (b)  $59          (b) $101        (b) $221
        Asset Allocation                                    (a) $69            (a) $110          (a) $154        (a) $228
                                                            (b) $19            (b)  $60          (b) $104        (b) $228
        High-Yield Bond                                     (a) $70            (a) $112          (a) $157        (a) $234
                                                            (b) $20            (b)  $62          (b) $107        (b) $234
        U.S. Government/AAA Rated                           (a) $70            (a) $112          (a) $158        (a) $235
                                                            (b) $20            (b)  $62          (b) $108        (b) $235
        Cash Management                                     (a) $69            (a) $112          (a) $156        (a) $231
                                                            (b) $19            (b)  $62          (b) $106        (b) $231

                           SERIES                           1 YEAR             3 YEARS            5 YEARS        10 YEARS
                           ------                           -------            --------          --------        --------
        Growth                                              (a) $70            (a) $112          (a) $157        (a) $232
                                                            (b) $20            (b)  $62          (b) $107        (b) $232
        International                                       (a) $75            (a) $127          (a) $182        (a) $283
                                                            (b) $25            (b)  $77          (b) $132        (b) $283
        Growth-Income                                       (a) $70            (a) $112          (a) $157        (a) $232
                                                            (b) $20            (b)  $62          (b) $107        (b) $232
        Asset Allocation                                    (a) $71            (a) $114          (a) $160        (a) $239
                                                            (b) $21            (b)  $64          (b) $110        (b) $239
        High-Yield Bond                                     (a) $71            (a) $116          (a) $163        (a) $245
                                                            (b) $21            (b)  $66          (b) $113        (b) $245
        U.S. Government/AAA Rated                           (a) $71            (a) $116          (a) $164        (a) $246
                                                            (b) $21            (b)  $66          (b) $114        (b) $246
        Cash Management                                     (a) $70            (a) $115          (a) $161        (a) $241
                                                            (b) $20            (b)  $65          (b) $111        (b) $241

Date:  July 7, 2000

               Please keep this Supplement with your Prospectus.